Operating Expenses by Nature - Schedule of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense By Nature [Abstract]
External research and development costs	$ 49,480	$ 43,268	$ 16,811
Staff costs (note 14)	19,537	17,999	7,436
Professional fees	3,871	2,862	4,016
Rents	827	592	427
Travel expenses	1,044	1,073	541
Patent registration costs	1,002	426	512
Depreciation	109	70	46
Other	1,299	1,190	374
Total operating expenses by nature	$ 77,169	$ 67,480	$ 30,163